Contract Liabilities - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Change in Contract with Customer, Liability [Abstract]
Balance	$ 2,225,461	$ 2,946,665	$ 3,580,418
Addition	2,269,019	1,959,298	2,520,300
Recognized as revenue	(2,110,288)	(2,680,502)	3,154,053
Balance	$ 2,384,192	$ 2,225,461	$ 2,946,665